Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 29, 2020
Entity Registrant Name	dei_EntityRegistrantName	Waycross Independent Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001815558
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 29, 2021
Document Effective Date	dei_DocumentEffectiveDate	Jan. 29, 2021
Prospectus Date	rr_ProspectusDate	Aug. 14, 2020
Waycross Focused Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

WAYCROSS INDEPENDENT TRUST

Waycross Long/Short Equity Fund

(WAYEX)

Waycross Focused Equity Fund

(WAYFX)

Supplement dated January 29, 2021

To the Funds’ Prospectus and Statement of Additional Information

dated August 14, 2020

Revised Investment Advisory Agreement and Expense Limitation Agreement

At a meeting on January 20, 2021, the Board of Trustees of the Trust (the “Board”) approved the following changes to the Investment Advisory Agreement and Expense Limitation Agreement between the Trust, on behalf of the Funds, and Waycross Partners, LLC (the “Adviser”):

•	Effective February 1, 2021, the investment advisory fee for the Waycross Focused Equity Fund (the “Focused Equity Fund”) is lowered to 0.75% (currently 1.00%) and the expense limit is lowered to 0.99% (currently, 1.25%).
•	Effective February 1, 2021, the expense limit for the Waycross Long/Short Equity Fund (the “L/S Fund” and together, with the Focused Equity Fund, the “Funds”) is lowered to 1.70% (currently, 1.75%).

Changes to the Focused Equity Fund Summary Prospectus

Effective February 1, 2021, the Focused Equity Fund’s Annual Fund Operating Expenses table on page 9 of the Prospectus is deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Waycross Focused Equity Fund | Waycross Focused Equity Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WAYFX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.61%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.36%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 356
Waycross Long/Short Equity Fund | Waycross Long/Short Equity Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WAYEX

[1]	Based on estimated amounts for the current fiscal year.
[2]	Waycross Partners, LLC (the “Adviser”) has contractually agreed, until June 30, 2022, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, costs to organize the Fund, Acquired Fund fees and expenses, and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 1.25% of the Fund’s average daily net assets. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (after the repayment is taken into account) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to June 30, 2022, this agreement may not be modified or terminated without the approval of the Board of Trustees (the “Board”). This agreement will terminate automatically if the Fund’s investment advisory agreement (the “Advisory Agreement”) with the Adviser is terminated.